JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

December 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (“Trust”)
File Nos. 811-21295 and 333-103022
on behalf of the Highbridge Dynamic Commodities Strategy Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not materially differ from those contained in Post-Effective Amendment No. 130 (Amendment No. 131 under the 1940 Act) filed electronically on November 30, 2010.

If you have any questions or comments, please call me at (212) 648-2085.

Very truly yours,

/s/John T. Fitzgerald

-----------------------------------

John T. Fitzgerald

Assistant Secretary

cc: Vincent DiStefano